Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	£ 20,406	£ 20,932
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	283,759	265,022
Guarantees and letters of credit pledged as collateral security | Contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	13,805	15,138
Performance guarantees, acceptances and endorsements | Contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	6,601	5,794
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,017	1,086
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 282,742	£ 263,936